S000068730 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
iShares ESG Aware 40/60 Moderate Allocation ETF | iShares ESG Aware 40/60 Moderate Allocation ETF
Prospectus [Line Items]
Annual Return [Percent]	7.39%	11.82%	(15.79%)	6.75%